Right of Use And Lease - Schedule of Changes In The Balance of Lease Obligations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance		R$ 2,517,565	R$ 446,235
First-time adoption of IFRS 16			1,949,739
New leases		559,905	627,889
Acquisition of subsidiary		777,200
Payment of leasing (principal)		(843,338)	(497,905)	R$ (46,241)
Payment of leasing (interest)		(225,420)	(134,579)
Recognition of financial charges		229,544	134,579
Write-offs	[1]	(193,174)	(86,319)
Translation effects (other comprehensive income)		1,036,173	77,926
Ending balance		R$ 3,858,455	R$ 2,517,565	R$ 446,235

[1]	Refers mainly to the termination of contracts related to store leases.